INCOME TAX AND DEFERRED TAX, Analysis of Deferred Tax Assets and Liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets [Abstract]
Deferred tax assets to be recovered after more than 12 months	$ 725,558	$ 619,101
Deferred tax assets to be recovered after less than 12 months	103,566	112,834
Deferred tax liabilities [Abstract]
Deferred tax liabilities to be recovered after more than 12 months	(2,949,051)	(7,164,720)
Deferred tax liabilities to be recovered after less than 12 months	(103,638)	(23,965)
Deferred tax liabilities, net	$ (2,223,565)	$ (6,456,750)